UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001
                                                     ---------

                    Oppenheimer Main Street Opportunity Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-----------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--6.3%
-----------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
American Axle & Manufacturing Holdings, Inc. 1            81,900    $   1,649,466
-----------------------------------------------------------------------------------
ArvinMeritor, Inc. 1                                       5,500           82,170
-----------------------------------------------------------------------------------
Autoliv, Inc.                                             59,600        3,649,904
-----------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                 111,250        1,461,825
-----------------------------------------------------------------------------------
Gentex Corp.                                              94,300        1,761,524
-----------------------------------------------------------------------------------
Lear Corp. 1,2                                           119,830        3,423,543
                                                                    ---------------
                                                                       12,028,432
-----------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Thor Industries, Inc. 1                                    7,700          233,464
-----------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
DeVry, Inc.                                               57,700        3,288,900
-----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
CBRL Group, Inc.                                          13,900          513,466
-----------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 2                     15,505        1,317,460
-----------------------------------------------------------------------------------
McDonald's Corp.                                          62,400        3,717,792
-----------------------------------------------------------------------------------
Yum! Brands, Inc.                                        539,500       21,946,860
                                                                    ---------------
                                                                       27,495,578
-----------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
American Greetings Corp., Cl. A 1                        121,570        2,176,103
-----------------------------------------------------------------------------------
Centex Corp.                                              68,600        1,428,252
-----------------------------------------------------------------------------------
Champion Enterprises, Inc. 2                              48,600          501,552
-----------------------------------------------------------------------------------
KB Home 1                                                109,200        2,457,000
-----------------------------------------------------------------------------------
Lennar Corp., Cl. A                                      151,100        2,783,262
-----------------------------------------------------------------------------------
Mohawk Industries, Inc. 1,2                               42,500        3,238,075
-----------------------------------------------------------------------------------
NVR, Inc. 1,2                                              4,310        2,644,185
-----------------------------------------------------------------------------------
Pulte Homes, Inc.                                        197,300        2,572,792
-----------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                  31,400        1,004,172
-----------------------------------------------------------------------------------
Toll Brothers, Inc. 2                                    122,700        2,777,928
                                                                    ---------------
                                                                       21,583,321
-----------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Expedia, Inc. 2                                          136,800        3,455,568
-----------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                     46,500        1,487,070
-----------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                   10,600        1,352,984
                                                                    ---------------
                                                                        6,295,622
-----------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Callaway Golf Co.                                         76,900        1,056,606
-----------------------------------------------------------------------------------
Eastman Kodak Co.                                        102,000        1,824,780
-----------------------------------------------------------------------------------
JAKKS Pacific, Inc. 2                                     15,300          359,397
-----------------------------------------------------------------------------------
Polaris Industries, Inc. 1                                21,850        1,017,118
                                                                    ---------------
                                                                        4,257,901
-----------------------------------------------------------------------------------
MEDIA--1.8%
Clear Channel Communications, Inc.                       633,600       19,103,040
-----------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 2                               52,200        1,286,208
-----------------------------------------------------------------------------------

                  1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
MEDIA CONTINUED
-----------------------------------------------------------------------------------
Dish Network Corp., Cl. A 2                               80,200    $   2,393,168
-----------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Cl. A 2                   73,100        2,043,876
-----------------------------------------------------------------------------------
Gannett Co., Inc.                                         69,200        1,980,504
-----------------------------------------------------------------------------------
Getty Images, Inc. 2                                      25,100          819,515
-----------------------------------------------------------------------------------
Global Sources Ltd. 2                                     32,004          444,536
-----------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                               1,700           69,683
-----------------------------------------------------------------------------------
National CineMedia, Inc.                                  39,300          752,988
-----------------------------------------------------------------------------------
Scholastic Corp. 2                                        38,200        1,075,330
-----------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 1                    6,844           60,159
-----------------------------------------------------------------------------------
Time Warner, Inc.                                        946,200       14,051,070
-----------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                    107,164        4,119,384
-----------------------------------------------------------------------------------
Walt Disney Co. (The)                                    516,800       16,759,824
                                                                    ---------------
                                                                       64,959,285
-----------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Big Lots, Inc. 2                                         190,800        5,157,324
-----------------------------------------------------------------------------------
Dollar Tree, Inc. 2                                        4,600          145,360
-----------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                73,430        1,571,402
-----------------------------------------------------------------------------------
Macy's, Inc.                                              71,700        1,813,293
                                                                    ---------------
                                                                        8,687,379
-----------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Aeropostale, Inc. 1,2                                     37,500        1,192,125
-----------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                          182,000        3,343,340
-----------------------------------------------------------------------------------
AutoNation, Inc. 2                                       177,500        2,841,775
-----------------------------------------------------------------------------------
Best Buy Co., Inc.                                       509,000       21,897,180
-----------------------------------------------------------------------------------
Gap, Inc. (The)                                        1,003,400       18,683,308
-----------------------------------------------------------------------------------
Home Depot, Inc. (The)                                    65,100        1,874,880
-----------------------------------------------------------------------------------
RadioShack Corp.                                          97,130        1,350,107
-----------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 2                            105,400          638,724
-----------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     624,900       20,134,278
                                                                    ---------------
                                                                       71,955,717
-----------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Deckers Outdoor Corp. 2                                   12,400        1,712,068
-----------------------------------------------------------------------------------
Fossil, Inc. 1,2                                           7,120          254,825
-----------------------------------------------------------------------------------
Iconix Brand Group, Inc. 1,2                              61,200          974,304
-----------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A 1                          20,600        1,279,466
-----------------------------------------------------------------------------------
Skechers USA, Inc., Cl. A 2                               24,500          579,425
-----------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                35,580        1,022,569
                                                                    ---------------
                                                                        5,822,657
-----------------------------------------------------------------------------------
CONSUMER STAPLES--4.9%
-----------------------------------------------------------------------------------
BEVERAGES--1.1%
Central European Distribution Corp. 1,2                   22,400        1,364,608
-----------------------------------------------------------------------------------
Coca-Cola Co. (The)                                      351,300       20,681,031
-----------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A 2                       86,800        1,593,648
-----------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                  54,200        1,918,138
-----------------------------------------------------------------------------------

                  2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
BEVERAGES CONTINUED
PepsiCo, Inc.                                            190,100    $  13,027,553
                                                                    ---------------
                                                                       38,584,978
-----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
BJ's Wholesale Club, Inc. 2                               75,300        2,870,436
-----------------------------------------------------------------------------------
Casey's General Stores, Inc.                              11,900          263,347
-----------------------------------------------------------------------------------
CVS Caremark Corp.                                       230,100        9,289,137
-----------------------------------------------------------------------------------
Kroger Co. (The)                                         855,200       23,304,200
-----------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    181,400       10,517,572
                                                                    ---------------
                                                                       46,244,692
-----------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Cal-Maine Foods, Inc. 1                                   28,600          845,130
-----------------------------------------------------------------------------------
Chiquita Brands International, Inc. 1,2                   49,800        1,132,950
-----------------------------------------------------------------------------------
Darling International, Inc. 2                            118,500        1,809,495
-----------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                           66,200        2,097,878
                                                                    ---------------
                                                                        5,885,453
-----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Procter & Gamble Co. (The)                               614,267       41,186,602
-----------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Chattem, Inc. 1,2                                         20,600        1,439,528
-----------------------------------------------------------------------------------
TOBACCO--1.2%
Altria Group, Inc.                                       654,000       13,080,000
-----------------------------------------------------------------------------------
Philip Morris International, Inc. 2                      494,900       25,254,747
-----------------------------------------------------------------------------------
Universal Corp. 1                                         58,100        3,729,439
-----------------------------------------------------------------------------------
Vector Group Ltd. 1                                       33,500          577,205
                                                                    ---------------
                                                                       42,641,391
-----------------------------------------------------------------------------------
ENERGY--22.6%
-----------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--5.2%
Baker Hughes, Inc.                                       219,000       17,712,720
-----------------------------------------------------------------------------------
BJ Services Co.                                          137,100        3,875,817
-----------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                          166,600       20,893,306
-----------------------------------------------------------------------------------
ENSCO International, Inc. 1                               66,800        4,257,164
-----------------------------------------------------------------------------------
FMC Technologies, Inc. 2                                  62,900        4,226,880
-----------------------------------------------------------------------------------
Halliburton Co.                                          700,600       32,164,546
-----------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 2                                24,220        1,225,532
-----------------------------------------------------------------------------------
Oil States International, Inc. 2                          17,200          861,032
-----------------------------------------------------------------------------------
Patterson-UTI Energy, Inc. 1                             113,200        3,162,808
-----------------------------------------------------------------------------------
Pride International, Inc. 2                               93,400        3,964,830
-----------------------------------------------------------------------------------
Rowan Cos., Inc.                                          78,800        3,072,412
-----------------------------------------------------------------------------------
Schlumberger Ltd.                                        649,000       65,256,950
-----------------------------------------------------------------------------------
Seacor Holdings, Inc. 2                                   13,600        1,157,496
-----------------------------------------------------------------------------------
Tidewater, Inc.                                           48,300        3,150,126
-----------------------------------------------------------------------------------
Transocean, Inc.                                         140,600       20,732,876
                                                                    ---------------
                                                                      185,714,495
-----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--17.4%
Anadarko Petroleum Corp.                                 392,600       26,131,456
-----------------------------------------------------------------------------------
Apache Corp.                                             239,800       32,296,264
-----------------------------------------------------------------------------------

                  3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
-----------------------------------------------------------------------------------
Bois d'Arc Energy, Inc. 2                                 12,700    $     303,530
-----------------------------------------------------------------------------------
Chesapeake Energy Corp.                                  428,400       22,148,280
-----------------------------------------------------------------------------------
Chevron Corp.                                            942,871       90,657,047
-----------------------------------------------------------------------------------
Cimarex Energy Co.                                        54,900        3,420,270
-----------------------------------------------------------------------------------
Concho Resources, Inc. 2                                  22,300          614,811
-----------------------------------------------------------------------------------
ConocoPhillips                                           805,743       69,414,759
-----------------------------------------------------------------------------------
Contango Oil & Gas Co. 1,2                                11,300          865,919
-----------------------------------------------------------------------------------
Devon Energy Corp.                                       320,270       36,318,618
-----------------------------------------------------------------------------------
Enbridge Energy Management LLC 2                               1               12
-----------------------------------------------------------------------------------
EOG Resources, Inc.                                       34,600        4,514,608
-----------------------------------------------------------------------------------
Exxon Mobil Corp.                                      1,867,300      173,789,611
-----------------------------------------------------------------------------------
Frontier Oil Corp.                                       105,900        2,631,615
-----------------------------------------------------------------------------------
Golar LNG Ltd. 1                                          23,200          465,392
-----------------------------------------------------------------------------------
Hess Corp.                                               263,100       27,941,220
-----------------------------------------------------------------------------------
Holly Corp.                                               56,500        2,343,620
-----------------------------------------------------------------------------------
Marathon Oil Corp.                                       551,100       25,113,627
-----------------------------------------------------------------------------------
Mariner Energy, Inc. 1,2                                  60,600        1,670,136
-----------------------------------------------------------------------------------
Murphy Oil Corp.                                          82,800        7,480,152
-----------------------------------------------------------------------------------
Noble Energy, Inc.                                       208,400       18,130,800
-----------------------------------------------------------------------------------
Occidental Petroleum Corp.                               547,300       45,540,833
-----------------------------------------------------------------------------------
Petroleum Development Corp. 2                              5,900          443,857
-----------------------------------------------------------------------------------
PetroQuest Energy, Inc. 2                                 28,100          583,918
-----------------------------------------------------------------------------------
Stone Energy Corp. 2                                      69,800        4,253,612
-----------------------------------------------------------------------------------
Valero Energy Corp.                                       75,100        3,668,635
-----------------------------------------------------------------------------------
W&T Offshore, Inc. 1                                      83,800        3,427,420
-----------------------------------------------------------------------------------
XTO Energy, Inc.                                         245,250       15,171,165
                                                                    ---------------
                                                                      619,341,187
-----------------------------------------------------------------------------------
FINANCIALS--17.0%
-----------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
Apollo Investment Corp. 1                                 63,300        1,024,194
-----------------------------------------------------------------------------------
Bank of New York Mellon Corp.                             76,000        3,308,280
-----------------------------------------------------------------------------------
Charles Schwab Corp. (The)                             1,059,376       22,882,522
-----------------------------------------------------------------------------------
FCStone Group, Inc. 2                                     16,300          675,146
-----------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 1                            24,100        1,108,841
-----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The) 1                        105,070       20,107,246
-----------------------------------------------------------------------------------
Invesco Ltd.                                             189,800        4,868,370
-----------------------------------------------------------------------------------
Janus Capital Group, Inc.                                 13,170          369,550
-----------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                       89,800        1,680,158
-----------------------------------------------------------------------------------
Legg Mason, Inc.                                          69,000        4,159,320
-----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                           536,000       23,712,640
-----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                527,500       26,285,325
-----------------------------------------------------------------------------------
Morgan Stanley                                            18,280          888,408
-----------------------------------------------------------------------------------
optionsXpress Holdings, Inc. 1                            95,500        2,050,385
-----------------------------------------------------------------------------------
State Street Corp.                                       298,700       21,548,218
                                                                    ---------------
                                                                      134,668,603

                  4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
Pacific Capital Bancorp 1                                 40,400    $     823,352
-----------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                        34,000        2,357,900
-----------------------------------------------------------------------------------
U.S. Bancorp                                             352,000       11,929,280
-----------------------------------------------------------------------------------
Wachovia Corp.                                           523,162       15,250,172
-----------------------------------------------------------------------------------
Wells Fargo & Co.                                        728,900       21,684,775
                                                                    ---------------
                                                                       52,045,479
-----------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Capital One Financial Corp. 1                            451,600       23,934,800
-----------------------------------------------------------------------------------
Cash America International, Inc.                          25,100        1,023,829
-----------------------------------------------------------------------------------
Discover Financial Services                              230,200        4,191,942
                                                                    ---------------
                                                                       29,150,571
-----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp.                                  1,084,441       40,709,916
-----------------------------------------------------------------------------------
Citigroup, Inc. 1                                        561,202       14,181,575
-----------------------------------------------------------------------------------
CME Group, Inc.                                            6,700        3,064,915
-----------------------------------------------------------------------------------
Interactive Brokers Group, Inc., Cl. A 2                  21,000          662,970
-----------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     837,652       39,914,118
-----------------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 2                            85,500        3,116,475
                                                                    ---------------
                                                                      101,649,969
-----------------------------------------------------------------------------------
INSURANCE--8.0%
ACE Ltd.                                                 360,600       21,740,574
-----------------------------------------------------------------------------------
Alleghany Corp. 1,2                                        3,750        1,291,875
-----------------------------------------------------------------------------------
Allied World Assurance Holdings Ltd.                      50,400        2,077,992
-----------------------------------------------------------------------------------
Allstate Corp.                                           246,000       12,388,560
-----------------------------------------------------------------------------------
American Financial Group, Inc.                            57,200        1,568,424
-----------------------------------------------------------------------------------
American International Group, Inc.                       288,600       13,333,320
-----------------------------------------------------------------------------------
American National Insurance Co.                            1,000          111,780
-----------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                          51,000          793,050
-----------------------------------------------------------------------------------
Aon Corp.                                                193,300        8,773,887
-----------------------------------------------------------------------------------
Arch Capital Group Ltd. 2                                 41,800        2,953,170
-----------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                            100,400        2,609,396
-----------------------------------------------------------------------------------
Assurant, Inc.                                            61,700        4,010,500
-----------------------------------------------------------------------------------
Assured Guaranty Ltd.                                     42,800        1,082,412
-----------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                97,500        3,306,225
-----------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                     118,500        3,044,265
-----------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 2                          5,250       23,399,250
-----------------------------------------------------------------------------------
Chubb Corp.                                              441,000       23,359,770
-----------------------------------------------------------------------------------
Cincinnati Financial Corp.                                98,200        3,525,380
-----------------------------------------------------------------------------------
CNA Financial Corp. 1                                     89,500        2,399,495
-----------------------------------------------------------------------------------
Conseco, Inc. 2                                           95,300        1,110,245
-----------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                       36,160          984,275
-----------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                         68,800        2,554,544
-----------------------------------------------------------------------------------
Erie Indemnity Co., Cl. A                                  2,900          154,918
-----------------------------------------------------------------------------------
Everest Re Group Ltd.                                     37,400        3,379,090
-----------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                           5,600          155,064
-----------------------------------------------------------------------------------
First American Corp. (The)                                79,830        2,618,424
-----------------------------------------------------------------------------------

                  5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                          191,500    $   4,415,990
-----------------------------------------------------------------------------------
Harleysville Group, Inc.                                  23,100          841,995
-----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)            144,650       10,309,206
-----------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                             122,000        3,010,960
-----------------------------------------------------------------------------------
IPC Holdings Ltd.                                         48,300        1,406,013
-----------------------------------------------------------------------------------
Lincoln National Corp.                                   172,600        9,278,976
-----------------------------------------------------------------------------------
Loews Corp.                                              383,300       16,140,763
-----------------------------------------------------------------------------------
Markel Corp. 2                                             2,500        1,086,000
-----------------------------------------------------------------------------------
Max Capital Group Ltd.                                    10,800          252,828
-----------------------------------------------------------------------------------
Mercury General Corp.                                     25,500        1,272,195
-----------------------------------------------------------------------------------
MetLife, Inc.                                            125,100        7,612,335
-----------------------------------------------------------------------------------
National Financial Partners Corp.                         32,900          885,668
-----------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                32,300        1,618,876
-----------------------------------------------------------------------------------
Navigators Group, Inc. (The) 2                            27,400        1,342,600
-----------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                 61,200        2,189,736
-----------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                             3,400           66,844
-----------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                   42,200        3,121,956
-----------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 2                   51,100        1,884,568
-----------------------------------------------------------------------------------
ProAssurance Corp. 2                                      26,200        1,386,766
-----------------------------------------------------------------------------------
Protective Life Corp.                                     56,800        2,420,816
-----------------------------------------------------------------------------------
Prudential Financial, Inc.                               249,700       18,904,787
-----------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                        47,700        2,479,446
-----------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                               55,700        2,865,208
-----------------------------------------------------------------------------------
Safeco Corp.                                              68,520        4,573,025
-----------------------------------------------------------------------------------
Selective Insurance Group, Inc.                           35,900          765,388
-----------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                            55,100        2,823,324
-----------------------------------------------------------------------------------
Torchmark Corp.                                           55,500        3,593,070
-----------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                              20,100        1,303,485
-----------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                               530,200       26,722,080
-----------------------------------------------------------------------------------
UnumProvident Corp.                                      176,200        4,089,602
-----------------------------------------------------------------------------------
Wesco Financial Corp.                                        700          303,135
-----------------------------------------------------------------------------------
White Mountains Insurance Group Ltd.                       4,800        2,285,280
-----------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                    57,500        2,006,175
                                                                    ---------------
                                                                      285,984,981
-----------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc.                                  34,900        2,708,589
-----------------------------------------------------------------------------------
HEALTH CARE--5.6%
-----------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Amgen, Inc. 2                                            289,400       12,117,178
-----------------------------------------------------------------------------------
Genentech, Inc. 2                                        183,400       12,507,880
-----------------------------------------------------------------------------------
Martek Biosciences Corp. 1,2                              25,600          902,656
                                                                    ---------------
                                                                       25,527,714
-----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%

Analogic Corp.                                            12,400          714,116
-----------------------------------------------------------------------------------
Baxter International, Inc.                                72,600        4,524,432
                                                                    ---------------
                                                                        5,238,548
-----------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Aetna, Inc.                                              229,000        9,984,400
-----------------------------------------------------------------------------------

                  6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------
Amedisys, Inc. 2                                          25,700    $   1,331,260
-----------------------------------------------------------------------------------
AMERIGROUP Corp. 2                                        99,800        2,593,802
-----------------------------------------------------------------------------------
AmerisourceBergen Corp.                                   93,500        3,791,425
-----------------------------------------------------------------------------------
Cardinal Health, Inc.                                     23,100        1,202,817
-----------------------------------------------------------------------------------
Centene Corp. 2                                           64,200        1,179,354
-----------------------------------------------------------------------------------
CIGNA Corp.                                              215,400        9,199,734
-----------------------------------------------------------------------------------
Coventry Health Care, Inc. 2                              44,500        1,990,485
-----------------------------------------------------------------------------------
Health Net, Inc. 2                                       102,200        2,993,438
-----------------------------------------------------------------------------------
Healthspring, Inc. 2                                     103,360        1,740,582
-----------------------------------------------------------------------------------
Healthways, Inc. 2                                        22,300          814,619
-----------------------------------------------------------------------------------
Humana, Inc. 2                                           103,700        4,955,823
-----------------------------------------------------------------------------------
Lincare Holdings, Inc. 2                                   6,030          146,770
-----------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                               37,974          942,894
-----------------------------------------------------------------------------------
Omnicare, Inc.                                           142,300        2,895,805
-----------------------------------------------------------------------------------
Owens & Minor, Inc.                                       33,200        1,504,624
-----------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 673,250       21,968,148
-----------------------------------------------------------------------------------
Universal American Corp. 2                                68,840          738,653
-----------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                           75,000        3,283,500
                                                                    ---------------
                                                                       73,258,133
-----------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Applera Corp./Applied Biosystems Group                   110,600        3,529,246
-----------------------------------------------------------------------------------
Dionex Corp. 2                                             4,000          312,880
-----------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                      36,900        3,452,733
                                                                    ---------------
                                                                        7,294,859
-----------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Abbott Laboratories                                       31,100        1,640,525
-----------------------------------------------------------------------------------
Eli Lilly & Co.                                           15,900          765,426
-----------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2                     37,460          930,132
-----------------------------------------------------------------------------------
Johnson & Johnson                                        485,100       32,545,359
-----------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                             305,000        2,863,950
-----------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                       25,600          527,360
 -----------------------------------------------------------------------------------
Merck & Co., Inc.                                        416,800       15,855,072
-----------------------------------------------------------------------------------
Pfizer, Inc.                                           1,713,300       34,454,463
                                                                    ---------------
                                                                       89,582,287
-----------------------------------------------------------------------------------
INDUSTRIALS--11.9%
-----------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
AAR Corp. 2                                               65,800        1,539,720
-----------------------------------------------------------------------------------
Boeing Co.                                               356,100       30,218,646
-----------------------------------------------------------------------------------
Cubic Corp.                                               56,000        1,518,160
-----------------------------------------------------------------------------------
DRS Technologies, Inc.                                    65,300        4,077,332
-----------------------------------------------------------------------------------
Esterline Technologies Corp. 2                            24,800        1,380,368
-----------------------------------------------------------------------------------
Honeywell International, Inc.                            508,700       30,216,780
-----------------------------------------------------------------------------------
Northrop Grumman Corp.                                    30,200        2,221,814
-----------------------------------------------------------------------------------
Teledyne Technologies, Inc. 2                             20,700        1,215,711
-----------------------------------------------------------------------------------
TransDigm Group, Inc. 2                                      600           22,782
-----------------------------------------------------------------------------------

                  7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
-----------------------------------------------------------------------------------
Triumph Group, Inc.                                       18,300    $   1,077,321
-----------------------------------------------------------------------------------
United Technologies Corp.                                257,400       18,653,778
                                                                    ---------------
                                                                       92,142,412
-----------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Atlas Air Worldwide Holdings, Inc. 2                      23,500        1,425,980
-----------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 2                                  12,400          405,356
                                                                    ---------------
                                                                        1,831,336
-----------------------------------------------------------------------------------
AIRLINES--0.3%
Continental Airlines, Inc., Cl. B 2                       58,500        1,051,830
-----------------------------------------------------------------------------------
Northwest Airlines Corp. 2                                21,300          205,758
-----------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 2                         35,400          596,844
-----------------------------------------------------------------------------------
SkyWest, Inc.                                             78,400        1,491,952
-----------------------------------------------------------------------------------
Southwest Airlines Co.                                   342,600        4,536,024
-----------------------------------------------------------------------------------
UAL Corp.                                                125,500        1,869,950
                                                                    ---------------
                                                                        9,752,358
-----------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Ameron International Corp.                                 9,100          899,080
-----------------------------------------------------------------------------------
Armstrong World Industries, Inc.                          17,600          626,384
-----------------------------------------------------------------------------------
Lennox International, Inc.                                13,600          450,704
-----------------------------------------------------------------------------------
Quanex Building Products Corp. 1,2                        77,450        1,316,650
-----------------------------------------------------------------------------------
USG Corp. 1,2                                             74,400        2,627,064
                                                                    ---------------
                                                                        5,919,882
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
ABM Industries, Inc.                                       9,100          190,554
-----------------------------------------------------------------------------------
Administaff, Inc.                                         12,370          323,970
-----------------------------------------------------------------------------------
ChoicePoint, Inc. 2                                       10,200          493,170
-----------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                   19,900        1,312,803
-----------------------------------------------------------------------------------
CoStar Group, Inc. 1,2                                     4,600          220,570
-----------------------------------------------------------------------------------
Deluxe Corp.                                              57,460        1,221,600
-----------------------------------------------------------------------------------
First Advantage Corp., Cl. A 2                             3,600           73,836
-----------------------------------------------------------------------------------
FTI Consulting, Inc. 2                                    15,400          985,600
-----------------------------------------------------------------------------------
IHS, Inc., Cl. A 2                                        41,500        2,741,075
-----------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                               18,130          198,524
-----------------------------------------------------------------------------------
Interface, Inc., Cl. A                                    62,600          803,784
-----------------------------------------------------------------------------------
Layne Christensen Co. 2                                    8,600          366,962
-----------------------------------------------------------------------------------
Manpower, Inc.                                             2,800          187,964
-----------------------------------------------------------------------------------
Miller (Herman), Inc. 1                                  111,600        2,603,628
-----------------------------------------------------------------------------------
Navigant Consulting, Inc. 2                               27,200          547,264
-----------------------------------------------------------------------------------
Robert Half International, Inc.                          126,200        2,990,940
-----------------------------------------------------------------------------------
RSC Holdings, Inc. 1,2                                    21,100          194,964
-----------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                   139,600        1,546,768
-----------------------------------------------------------------------------------
United Stationers, Inc. 2                                 37,000        1,631,330
-----------------------------------------------------------------------------------
Viad Corp.                                                 3,100           97,526
-----------------------------------------------------------------------------------
Waste Management, Inc.                                   315,200       11,378,720
-----------------------------------------------------------------------------------

                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Watson Wyatt & Co. Holdings                               47,400    $   2,778,588
                                                                    ---------------
                                                                       32,890,140
-----------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
Aecom Technology Corp. 2                                  40,300        1,106,638
-----------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                              49,800        1,984,032
-----------------------------------------------------------------------------------
EMCOR Group, Inc. 1,2                                     59,100        1,481,046
-----------------------------------------------------------------------------------
KBR, Inc.                                                110,600        3,189,704
-----------------------------------------------------------------------------------
Perini Corp. 2                                             9,390          339,730
-----------------------------------------------------------------------------------
Shaw Group, Inc. (The) 2                                  31,800        1,571,556
                                                                    ---------------
                                                                        9,672,706
-----------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Acuity Brands, Inc. 1                                     82,800        3,961,152
-----------------------------------------------------------------------------------
Belden, Inc.                                              21,600          728,784
-----------------------------------------------------------------------------------
Brady Corp., Cl. A                                         7,900          268,205
-----------------------------------------------------------------------------------
Emerson Electric Co.                                     136,600        7,138,716
-----------------------------------------------------------------------------------
GrafTech International Ltd. 2                            195,240        3,836,466
-----------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                      28,200        1,261,386
-----------------------------------------------------------------------------------
Polypore International, Inc. 2                             4,300          100,663
-----------------------------------------------------------------------------------
Regal-Beloit Corp.                                        28,600        1,060,774
-----------------------------------------------------------------------------------
Smith (A.O.) Corp.                                        29,900          925,106
-----------------------------------------------------------------------------------
Woodward Governor Co.                                     42,100        1,478,973
                                                                    ---------------
                                                                       20,760,225
-----------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                   189,000       14,534,100
-----------------------------------------------------------------------------------
General Electric Co.                                   2,244,600       73,398,420
-----------------------------------------------------------------------------------
Textron, Inc.                                            259,800       15,850,398
-----------------------------------------------------------------------------------
Tyco International Ltd.                                  543,600       25,435,044
                                                                    ---------------
                                                                      129,217,962
-----------------------------------------------------------------------------------
MACHINERY--2.9%
Actuant Corp., Cl. A                                      33,600        1,138,032
-----------------------------------------------------------------------------------
AGCO Corp. 2                                              54,300        3,265,059
-----------------------------------------------------------------------------------
Astec Industries, Inc. 2                                  37,500        1,374,375
-----------------------------------------------------------------------------------
Barnes Group, Inc.                                        43,900        1,144,912
-----------------------------------------------------------------------------------
Briggs & Stratton Corp. 1                                 75,900        1,155,198
-----------------------------------------------------------------------------------
Caterpillar, Inc.                                        514,800       42,151,824
-----------------------------------------------------------------------------------
Chart Industries, Inc. 2                                  11,600          471,424
-----------------------------------------------------------------------------------
CIRCOR International, Inc.                                 6,900          332,373
-----------------------------------------------------------------------------------
Crane Co.                                                 23,500          962,090
-----------------------------------------------------------------------------------
Cummins, Inc.                                             92,300        5,782,595
-----------------------------------------------------------------------------------
Deere & Co.                                               76,500        6,431,355
-----------------------------------------------------------------------------------
Eaton Corp.                                               15,500        1,361,520
-----------------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                               24,800        1,154,688
-----------------------------------------------------------------------------------
Flowserve Corp.                                           24,600        3,052,614
-----------------------------------------------------------------------------------
Gardner Denver, Inc. 2                                    38,700        1,797,615
-----------------------------------------------------------------------------------
IDEX Corp.                                                45,000        1,651,050
-----------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A 1                         131,700        5,844,846
-----------------------------------------------------------------------------------

                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
MACHINERY CONTINUED
-----------------------------------------------------------------------------------
Lindsay Manufacturing Co. 1                               12,800    $   1,332,736
-----------------------------------------------------------------------------------
Mueller Industries, Inc.                                  48,000        1,553,760
-----------------------------------------------------------------------------------
Nordson Corp.                                              5,100          301,053
-----------------------------------------------------------------------------------
Oshkosh Corp.                                             50,100        2,034,060
-----------------------------------------------------------------------------------
Paccar, Inc.                                             126,600        5,990,712
-----------------------------------------------------------------------------------
Parker-Hannifin Corp.                                     40,150        3,205,978
-----------------------------------------------------------------------------------
Pentair, Inc.                                             34,200        1,259,586
-----------------------------------------------------------------------------------
RBC Bearings, Inc. 2                                       4,200          167,874
-----------------------------------------------------------------------------------
Robbins & Myers, Inc.                                     89,940        3,585,008
-----------------------------------------------------------------------------------
SPX Corp.                                                 32,410        3,986,430
-----------------------------------------------------------------------------------
Tennant Co.                                                7,900          269,627
-----------------------------------------------------------------------------------
Watts Water Technologies, Inc., Cl. A 1                   19,300          518,591
                                                                    ---------------
                                                                      103,276,985
-----------------------------------------------------------------------------------
MARINE--0.1%
TBS International Ltd., Cl. A 1,2                         55,900        2,246,062
-----------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Norfolk Southern Corp.                                    39,300        2,341,494
-----------------------------------------------------------------------------------
Ryder Systems, Inc.                                       35,700        2,444,379
-----------------------------------------------------------------------------------
Union Pacific Corp.                                       42,000        6,097,980
                                                                    ---------------
                                                                       10,883,853
-----------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Applied Industrial Technologies, Inc. 1                   46,700        1,128,272
-----------------------------------------------------------------------------------
United Rentals, Inc. 2                                   163,200        3,074,688
-----------------------------------------------------------------------------------
WESCO International, Inc. 2                               24,200          900,482
                                                                    ---------------
                                                                        5,103,442
-----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.2%
-----------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
ADTRAN, Inc.                                              11,010          260,497
-----------------------------------------------------------------------------------
Blue Coat Systems, Inc. 2                                 50,630        1,068,799
-----------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                  1,493,100       38,283,084
-----------------------------------------------------------------------------------
CommScope, Inc. 2                                         13,400          637,170
-----------------------------------------------------------------------------------
EchoStar Holding Corp. 2                                  17,800          553,758
-----------------------------------------------------------------------------------
Foundry Networks, Inc. 2                                  81,300        1,034,949
-----------------------------------------------------------------------------------
Harmonic, Inc. 2                                          63,600          525,972
-----------------------------------------------------------------------------------
Harris Corp.                                              74,800        4,041,444
-----------------------------------------------------------------------------------
JDS Uniphase Corp. 2                                     144,000        2,060,640
-----------------------------------------------------------------------------------
Plantronics, Inc.                                         87,400        2,177,134
-----------------------------------------------------------------------------------
QUALCOMM, Inc.                                         1,257,900       54,328,701
-----------------------------------------------------------------------------------
Tekelec, Inc. 2                                           41,700          613,824
-----------------------------------------------------------------------------------
Tellabs, Inc. 2                                          478,000        2,466,480
-----------------------------------------------------------------------------------
ViaSat, Inc. 2                                             1,800           39,780
                                                                    ---------------
                                                                      108,092,232
-----------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.8%
Apple, Inc. 2                                            452,200       78,660,190
-----------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 2                   400,200        2,865,432
-----------------------------------------------------------------------------------

                 10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
-----------------------------------------------------------------------------------
Hewlett-Packard Co.                                    1,334,500    $  61,854,075
-----------------------------------------------------------------------------------
International Business Machines Corp.                    333,700       40,277,590
-----------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1,2                    86,800        2,724,652
-----------------------------------------------------------------------------------
NCR Corp. 2                                              134,800        3,320,124
-----------------------------------------------------------------------------------
NetApp, Inc. 2                                           179,500        4,343,900
-----------------------------------------------------------------------------------
SanDisk Corp. 2                                          137,600        3,727,584
-----------------------------------------------------------------------------------
Seagate Technology                                       276,800        5,223,216
-----------------------------------------------------------------------------------
Teradata Corp. 2                                          14,000          298,060
-----------------------------------------------------------------------------------
Western Digital Corp. 2                                  129,400        3,751,306
                                                                    ---------------
                                                                      207,046,129
-----------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Agilent Technologies, Inc. 2                             130,900        3,954,489
-----------------------------------------------------------------------------------
Arrow Electronics, Inc. 2                                100,300        2,729,163
-----------------------------------------------------------------------------------
Avnet, Inc. 2                                            149,920        3,926,405
-----------------------------------------------------------------------------------
AVX Corp.                                                 60,600          798,102
-----------------------------------------------------------------------------------
Benchmark Electronics, Inc. 2                             56,700        1,008,126
-----------------------------------------------------------------------------------
Checkpoint Systems, Inc. 2                               116,600        3,023,438
-----------------------------------------------------------------------------------
Cognex Corp.                                               9,300          234,360
-----------------------------------------------------------------------------------
Coherent, Inc. 2                                          28,200          840,360
-----------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 2                         62,600        2,513,390
-----------------------------------------------------------------------------------
Insight Enterprises, Inc. 2                               51,000          615,060
-----------------------------------------------------------------------------------
Littlefuse, Inc. 2                                         3,200          117,632
-----------------------------------------------------------------------------------
Molex, Inc.                                               73,000        2,071,740
-----------------------------------------------------------------------------------
National Instruments Corp.                                 6,200          182,404
-----------------------------------------------------------------------------------
Plexus Corp. 2                                            40,652          979,307
-----------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 2                          74,440        2,834,675
-----------------------------------------------------------------------------------
Technitrol, Inc.                                          46,000          966,000
                                                                    ---------------
                                                                       26,794,651
-----------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
Bankrate, Inc. 1,2                                        16,500          861,960
-----------------------------------------------------------------------------------
CNET Networks, Inc. 2                                     53,200          412,300
-----------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                    109,500       62,884,755
-----------------------------------------------------------------------------------
Open Text Corp. 1,2                                       66,450        2,473,269
-----------------------------------------------------------------------------------
Sohu.com, Inc. 2                                          27,800        1,921,814
-----------------------------------------------------------------------------------
WebMD Health Corp., Cl. A 1,2                              4,300          134,805
                                                                    ---------------
                                                                       68,688,903
-----------------------------------------------------------------------------------
IT SERVICES--1.2%
Accenture Ltd., Cl. A                                    194,300        7,295,965
-----------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 2               63,800        3,379,486
-----------------------------------------------------------------------------------
CACI International, Inc., Cl. A 2                          7,900          395,948
-----------------------------------------------------------------------------------
Computer Sciences Corp. 2                                 89,310        3,893,023
-----------------------------------------------------------------------------------
Convergys Corp. 2                                         91,400        1,436,808
-----------------------------------------------------------------------------------
CyberSource Corp. 1,2                                      1,000           18,150
-----------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                     44,600        2,668,864
-----------------------------------------------------------------------------------

                 11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
IT SERVICES CONTINUED
-----------------------------------------------------------------------------------
Electronic Data Systems Corp.                            137,100    $   2,544,576
-----------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1,2                               56,260          994,677
-----------------------------------------------------------------------------------
Gartner, Inc. 2                                           21,400          490,488
-----------------------------------------------------------------------------------
Heartland Payment Systems, Inc. 1                         18,700          409,530
-----------------------------------------------------------------------------------
Hewitt Associates, Inc. 2                                 74,300        3,046,300
-----------------------------------------------------------------------------------
ManTech International Corp. 2                             48,000        2,292,960
-----------------------------------------------------------------------------------
MPS Group, Inc. 2                                         24,900          267,177
-----------------------------------------------------------------------------------
SAIC, Inc. 2                                              91,300        1,734,700
-----------------------------------------------------------------------------------
Sapient Corp. 2                                          102,900          732,648
-----------------------------------------------------------------------------------
Visa, Inc., Cl. A. 2                                     124,640       10,401,208
-----------------------------------------------------------------------------------
Wright Express Corp. 2                                    10,400          343,200
                                                                    ---------------
                                                                       42,345,708
-----------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Xerox Corp.                                              334,600        4,674,362
-----------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A 2                          1,100           40,425
                                                                    ---------------
                                                                        4,714,787
-----------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Altera Corp.                                              83,500        1,776,880
-----------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                               149,520        1,427,916
-----------------------------------------------------------------------------------
Analog Devices, Inc.                                     140,150        4,514,232
-----------------------------------------------------------------------------------
Applied Materials, Inc.                                1,101,500       20,553,990
-----------------------------------------------------------------------------------
ATMI, Inc. 2                                              49,860        1,467,878
-----------------------------------------------------------------------------------
Broadcom Corp., Cl. A 2                                  124,300        3,226,828
-----------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                          49,000        1,668,450
-----------------------------------------------------------------------------------
Cypress Semiconductor Corp. 2                            117,300        3,298,476
-----------------------------------------------------------------------------------
Intel Corp.                                            2,636,200       58,681,812
-----------------------------------------------------------------------------------
Intersil Corp., Cl. A                                    114,000        3,046,080
-----------------------------------------------------------------------------------
KLA-Tencor Corp.                                          93,100        4,066,608
-----------------------------------------------------------------------------------
Lam Research Corp. 2                                      79,710        3,255,356
-----------------------------------------------------------------------------------
Linear Technology Corp.                                   94,700        3,310,712
-----------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                        295,600       18,613,932
-----------------------------------------------------------------------------------
MKS Instruments, Inc. 2                                  111,800        2,554,630
-----------------------------------------------------------------------------------
Novellus Systems, Inc. 1,2                               123,610        2,702,115
-----------------------------------------------------------------------------------
NVIDIA Corp. 2                                           243,000        4,993,650
-----------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                         83,900        1,345,756
-----------------------------------------------------------------------------------
Semtech Corp. 2                                          164,390        2,669,694
-----------------------------------------------------------------------------------
Silicon Laboratories, Inc. 2                              32,100        1,084,017
-----------------------------------------------------------------------------------
Skyworks Solutions, Inc. 2                               350,100        3,042,369
-----------------------------------------------------------------------------------
Texas Instruments, Inc.                                  959,200       27,970,272
-----------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 2         88,300        3,234,429
-----------------------------------------------------------------------------------
Xilinx, Inc.                                             161,600        4,002,832
                                                                    ---------------
                                                                      182,508,914
-----------------------------------------------------------------------------------
SOFTWARE--4.2%
Activision, Inc. 2                                        80,000        2,164,000
-----------------------------------------------------------------------------------

                 12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
SOFTWARE CONTINUED
-----------------------------------------------------------------------------------
Adobe Systems, Inc. 2                                    388,400    $  14,483,436
-----------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                 42,100        1,678,106
-----------------------------------------------------------------------------------
Ansys, Inc. 2                                             74,700        3,005,181
-----------------------------------------------------------------------------------
Aspen Technology, Inc. 2                                 113,844        1,564,217
-----------------------------------------------------------------------------------
Autodesk, Inc. 2                                          44,050        1,673,900
-----------------------------------------------------------------------------------
BMC Software, Inc. 2                                     113,530        3,946,303
-----------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                           264,800        2,947,224
-----------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 2                  97,100        2,293,502
-----------------------------------------------------------------------------------
Compuware Corp. 2                                        198,500        1,496,690
-----------------------------------------------------------------------------------
McAfee, Inc. 2                                           100,960        3,356,920
-----------------------------------------------------------------------------------
MICROS Systems, Inc. 2                                    84,340        3,006,721
-----------------------------------------------------------------------------------
Microsoft Corp.                                        2,646,246       75,470,936
-----------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 2                              13,700        1,215,601
-----------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 2                           83,700        1,961,928
-----------------------------------------------------------------------------------
Novell, Inc. 2                                           110,700          695,196
-----------------------------------------------------------------------------------
Oracle Corp. 2                                           981,500       20,464,275
-----------------------------------------------------------------------------------
Sybase, Inc. 2                                           102,300        3,009,666
-----------------------------------------------------------------------------------
Symantec Corp. 2                                         234,600        4,039,812
-----------------------------------------------------------------------------------
TIBCO Software, Inc. 2                                   142,800        1,095,276
                                                                    ---------------
                                                                      149,568,890
-----------------------------------------------------------------------------------
MATERIALS--6.6%
-----------------------------------------------------------------------------------
CHEMICALS--1.8%
Arch Chemicals, Inc.                                      10,700          364,549
-----------------------------------------------------------------------------------
Ashland, Inc.                                             54,800        2,905,496
-----------------------------------------------------------------------------------
CF Industries Holdings, Inc.                              27,300        3,650,010
-----------------------------------------------------------------------------------
Cytec Industries, Inc.                                    11,300          666,813
-----------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                             70,200        3,433,482
-----------------------------------------------------------------------------------
Hercules, Inc.                                            41,600          782,080
-----------------------------------------------------------------------------------
Koppers Holdings, Inc.                                    11,100          537,684
-----------------------------------------------------------------------------------
Monsanto Co.                                             387,800       44,216,956
-----------------------------------------------------------------------------------
NewMarket Corp. 1                                         12,600          818,118
-----------------------------------------------------------------------------------
Olin Corp.                                                36,500          736,205
-----------------------------------------------------------------------------------
OM Group, Inc. 2                                          60,000        3,285,600
-----------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                69,810        2,643,007
                                                                    ---------------
                                                                       64,040,000
-----------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Greif, Inc., Cl. A                                        22,000        1,421,200
-----------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                      74,330        2,522,017
                                                                    ---------------
                                                                        3,943,217
-----------------------------------------------------------------------------------
METALS & MINING--4.5%
AK Steel Holding Corp.                                    58,130        3,649,401
-----------------------------------------------------------------------------------
Alcoa, Inc.                                              697,500       24,259,050
-----------------------------------------------------------------------------------
AMCOL International Corp.                                  6,800          201,960
-----------------------------------------------------------------------------------
Carpenter Technology Corp.                                53,620        2,749,634
-----------------------------------------------------------------------------------
Century Aluminum Co. 2                                    58,370        4,044,457
-----------------------------------------------------------------------------------

                 13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          SHARES            VALUE
-----------------------------------------------------------------------------------
METALS & MINING CONTINUED
-----------------------------------------------------------------------------------
Compass Minerals International, Inc.                      50,110    $   3,156,930
-----------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B              284,000       32,305,000
-----------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                     324,280        3,327,113
-----------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                     10,300          706,889
-----------------------------------------------------------------------------------
Nucor Corp.                                              348,300       26,296,650
-----------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                             50,600        3,075,468
-----------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                          44,100        3,880,800
-----------------------------------------------------------------------------------
Southern Copper Corp. 1                                  188,900       21,678,164
-----------------------------------------------------------------------------------
Steel Dynamics, Inc.                                      61,400        2,139,790
-----------------------------------------------------------------------------------
United States Steel Corp.                                172,255       26,518,657
-----------------------------------------------------------------------------------
Worthington Industries, Inc. 1                           138,100        2,487,181
                                                                   ----------------
                                                                      160,477,144
-----------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
International Paper Co.                                  178,000        4,658,260
-----------------------------------------------------------------------------------
MeadWestvaco Corp.                                       119,600        3,145,480
                                                                   ----------------
                                                                        7,803,740
-----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
-----------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
AT&T, Inc.                                             1,159,400       44,880,374
-----------------------------------------------------------------------------------
CenturyTel, Inc.                                          96,530        3,132,399
-----------------------------------------------------------------------------------
Cincinnati Bell, Inc. 2                                  309,630        1,436,683
-----------------------------------------------------------------------------------
NTELOS Holdings Corp.                                      1,600           41,408
-----------------------------------------------------------------------------------
Premiere Global Services, Inc. 2                          99,000        1,437,480
-----------------------------------------------------------------------------------
Verizon Communications, Inc.                             275,600       10,605,088
                                                                   ----------------
                                                                       61,533,432
-----------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Centennial Communications Corp. 2                         50,800          307,848
-----------------------------------------------------------------------------------
Sprint Nextel Corp.                                      158,200        1,264,018
-----------------------------------------------------------------------------------
Syniverse Holdings, Inc. 2                               148,665        2,335,527
-----------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                            39,600        1,516,680
                                                                   ----------------
                                                                        5,424,073
-----------------------------------------------------------------------------------
UTILITIES--0.4%
-----------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Mirant Corp. 2                                           104,700        4,304,217
-----------------------------------------------------------------------------------
NRG Energy, Inc. 2                                       105,800        4,649,910
-----------------------------------------------------------------------------------
Reliant Energy, Inc. 2                                   102,900        2,648,646
                                                                   ----------------
                                                                       11,602,773
-----------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Laclede Group, Inc. (The)                                  5,900          223,138
-----------------------------------------------------------------------------------
Northwest Natural Gas Co.                                 18,870          846,697
-----------------------------------------------------------------------------------
WGL Holdings, Inc.                                        16,400          537,920
                                                                   ----------------
                                                                        1,607,755
-----------------------------------------------------------------------------------
WATER UTILITIES--0.0%
California Water Service Group                             5,800          224,456
                                                                   ----------------
Total Common Stocks (Cost $3,142,705,347)                           3,544,870,482

                 14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                           SHARES              VALUE
--------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.5%
--------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
2.90% 3,4 (Cost $17,310,250)                           17,310,250     $   17,310,250
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED)(COST $3,160,015,597)                                           3,562,180,732
--------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                          PRINCIPAL
                                                             AMOUNT
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--4.1% 5
----------------------------------------------------------------------------------------

Undivided interest of 1% in joint repurchase
agreement (Principal Amount/Value $7,000,000,000
with a maturity value of $7,000,388,889) with
Barclays Capital, 2%, dated 4/30/08, to be
repurchased at $70,088,750 on 5/1/08, collateralized
by U.S. Agency Mortgages, 0%-7%, 6/4/12-4/25/38,
 with a value of $7,140,000,000                        $ 70,084,856         70,084,856
----------------------------------------------------------------------------------------
Undivided interest of 1.83% in joint repurchase
agreement (Principal Amount/Value $4,100,000,000
with a maturity value of $4,100,300,382) with
Barclays Capital, 2.6375%, dated 4/30/08, to be
repurchased at $75,005,495 on 5/1/08,
collateralized by Private Label CMOs, 0%-6.53%,
5/15/11-11/20/56, with a value of $4,305,000,000         75,000,000         75,000,000
                                                                       -----------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $145,084,856)                                 145,084,856
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,305,100,453)             104.0%     3,707,265,588
----------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                          (4.0)      (143,327,038)

                                                       ---------------------------------
NET ASSETS                                                    100.0%   $ 3,563,938,550
                                                       =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS           SHARES
                                                  JULY 31, 2007     ADDITIONS    REDUCTIONS   APRIL 30, 2008
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                          43,273,511   632,040,815   658,004,076       17,310,250

                                                                                                    DIVIDEND
                                                                                      VALUE           INCOME
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                              $17,310,250   $      672,056

4. Rate shown is the 7-day yield as of April 30, 2008.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S.

                 15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered

                 16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS   April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2008, the Fund had on loan securities valued at $141,222,150. Collateral of $145,133,713 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities       $  3,331,975,215
                                    ===================

Gross unrealized appreciation        $    486,736,095
Gross unrealized depreciation            (111,445,722)
                                    -------------------
Net unrealized appreciation          $    375,290,373
                                    ===================

                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date:06/10/2008